Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Composition of Assets, Grouped by Major Classifications

Composition of assets, grouped by major classifications, is as follows:

	December 31
	2014	2013
	$ in thousands
Cost:
Machinery and equipment	47,169	29,399
Leasehold improvements	43,950	42,994
Land and buildings	13,334	5,928
Office furniture, equipment	15,564	10,141
Computer equipment	47,702	42,380
Vehicles	455	486

	168,174	131,328
Less - accumulated depreciation and amortization	112,594	103,613

	55,580	27,715